Cover	May 05, 2022
Cover [Abstract]
Entity Registrant Name	STRIKEFORCE TECHNOLOGIES, INC.
Entity Central Index Key	0001285543
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 05, 2022
Entity Incorporation State Country Code	WY
Entity File Number	000-55012
Entity Tax Identification Number	22-3827597
Entity Address Postal Zip Code	08837
Entity Address Address Line 1	1090 King Georges Post Road
Entity Address Address Line 2	Suite 603
Entity Address City Or Town	Edison
Entity Address State Or Province	NJ
City Area Code	732
Local Phone Number	661 9641
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	SFORQB